SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Allowance for doubtful accounts	Dec. 31, 2011 Allowance for doubtful accounts	Nov. 09, 2010 Predecessor Allowance for doubtful accounts	Dec. 31, 2009 Predecessor Allowance for doubtful accounts
Changes in allowance for doubtful accounts
Balance at beginning of the period		$ 53,670	$ 40,746	$ 69,235	$ 59,784
Provisions for doubtful accounts		50	5,621	13,294	22,901
Provisions for doubtful accounts in discontinued operations		430	683	2,576	7,430
Write-offs		(13,404)	(14,191)	(31,435)	(20,880)
Balance at end of the period		$ 40,746	$ 32,859	$ 53,670	$ 69,235
Income Taxes
Percentage of capital gains and ordinary income expected to be distributed to shareholders annually to qualify as REIT	100.00%
Period of disqualification of REIT status (in years)	4 years